Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (936,031)	$ (1,822,269)	$ (1,758,716)	$ (1,338,566)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and intangible asset amortization expense	54,973	90,867	120,103	161,180
Gain on forgiveness of note payable			(557,203)
Share-based compensation	51,055	252,757	277,183	788,599
Common stock issued for other expense	67,000
Provision for doubtful accounts	20,975	13,150	13,425	32,651
Provision for excess and obsolete inventory	(13,764)	(5,117)	21,669	(223,971)
Loss on disposal of assets	8,042	4,124	4,124	115,359
Amortization of ROU asset	149,597	141,871	190,183
Changes in operating assets and liabilities:
Accounts receivable	(19,740)	27,950	91,452	39,179
Inventory	(139,481)	714,709	882,466	(71,386)
Prepaid expenses and other	(119,296)	(488,007)	(768,333)	(141,143)
Accounts payable and accrued liabilities	(110,872)	(397,181)	26,157	23,830
Deferred revenue	(664,663)	2,044,830	2,279,717	802,674
Accrued interest	3,268		3,203
Lease deposit	(24,183)
Operating lease liability, net	(197,085)	(79,521)	(135,828)	(20,039)
Accrued equity compensation	108,945	101,472	128,434	503,466
Net cash (used in)/provided by operating activities	(1,761,260)	599,635	818,036	671,833
Cash Flows From Investing Activities
Purchases of property and equipment	(15,316)	(3,500)	(9,332)	(3,043)
Proceeds from the sale of property equipment	1,500
Net cash used in investing activities	(13,816)	(3,500)	(9,332)	(3,043)
Cash Flows From Financing Activities
Cash proceeds from sale of preferred stock and warrants, net of issuance costs	1,259,874
Proceeds from issuance of note payable	514,200	554,000	554,000
Net cash provided by financing activities	1,774,074	554,000	554,000
Net change in cash and cash equivalents	(1,002)	1,150,135	1,362,704	668,790
Cash and cash equivalents, beginning of period	2,284,881	922,177	922,177	253,387
Cash and cash equivalents, end of period	2,283,879	2,072,312	2,284,881	922,177
Non-cash investing and financing activities:
Interest paid
Income taxes paid
Supplemental cash flow information:
Adjustment of carrying value of series B preferred stock to redemption value	2,262,847
Subscription receivable - series B preferred stock	1,365,000
Options issued for accrued equity compensation	128,434
Accrued dividends	$ 1,447